Employee Benefits	12 Months Ended
Mar. 31, 2019
Compensation Related Costs [Abstract]
Employee Benefits
Employee Benefits
Defined Benefit Plans
The Company and some of its subsidiaries have various defined benefit plans such as lump-sum retirement payments plans and defined benefit pension plans, which define the amount of benefits that an employee will receive on or after retirement, usually based on one or more factors, such as age, years of employment, compensation, classes, and service.
The Company’s defined benefit plans account for the majority of Takeda’s defined benefit obligations and plan assets.
Defined benefit pension plans
Japan
The Company’s corporate defined benefit pension plan in Japan is a funded defined benefit pension plan, which is regulated by the Defined-Benefit Corporate Pension Act, one of the Japanese pension laws. Benefits are paid in exchange for services rendered by employees who worked for more than a specified period, typically three years, considering their years of service and the degree of their contribution to the Company.
The Company’s pension fund (the “Fund”) is an independent entity established in accordance with the Japanese pension laws, and Takeda has an obligation to make contributions. The Director(s) of the Fund has the fiduciary duty to comply with laws; the directives by the Minister of Health, Labor and Welfare, and the Director-Generals of Regional Bureaus of Health and Welfare made pursuant to those laws; and the by-laws of the Fund and the decisions made by the Board of Representatives of the Fund. Contributions are also regularly reviewed and adjusted as necessary to the extent permitted by laws and regulations.
Foreign
Other types of defined benefit pension plans operated by Takeda are generally established and operated in the same manner as described above and in accordance with local laws and regulations where applicable.
The present value of the defined benefit obligation is calculated annually based on actuarial valuations that are dependent upon a number of assumptions, including discount rates and future salary (benefit) increases, in accordance with IAS 19 ‘Employee Benefits’. Service costs charged to operating expense related to defined benefit plans represent the increase in the defined benefit liability arising from pension benefits earned by active participants in the current period. Takeda is exposed to investment and other experience risks and may need to make additional contributions where it is estimated that the benefits will not be met from regular contributions, expected investment income, and assets held.
The amounts recognized in the consolidated statements of income and the consolidated statements of financial position are as follows:

Consolidated statements of income

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Japan	¥6,779	¥4,582	¥4,621
Foreign	5,210	5,772	6,786
Defined benefit costs	¥11,989	¥10,354	¥11,407

Consolidated statements of financial position

	JPY (millions) As of March 31, 2018
	Japan	Foreign	Total
Present value of defined benefit obligations	¥198,686	¥99,174	¥297,860
Fair value of plan assets	230,421	21,207	251,628
Net defined benefit liabilities (assets)	¥(31,735)	¥77,967	¥46,232

Consolidated statement of financial position
Net defined benefit liabilities	¥9,604	¥78,007	¥87,611
Net defined benefit assets	41,339	40	41,379
Net amount of liabilities (assets) recognized in the consolidated statement of financial position	¥(31,735)	¥77,967	¥46,232

	JPY (millions) As of March 31, 2019
	Japan	Foreign	Total
Present value of defined benefit obligations	¥198,293	¥227,975	¥426,268
Fair value of plan assets	223,191	80,625	303,816
Net defined benefit liabilities (assets)	¥(24,898)	¥147,350	¥122,452

Consolidated statement of financial position
Net defined benefit liabilities	¥9,461	¥147,435	¥156,896
Net defined benefit assets	34,359	85	34,444
Net amount of liabilities (assets) recognized in the consolidated statement of financial position	¥(24,898)	¥147,350	¥122,452

Net defined benefit assets were included in other non-current assets on the consolidated statements of financial position. Net defined benefit assets included 771 million JPY in assets held for sale, and net defined benefit liabilities included 383 million JPY in liabilities held for sale as of March 31, 2019, related to disposal groups held for sale (Note 19).
Defined benefit obligations
A summary of changes in present value of the defined benefit obligations for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31, 2018
	Japan	Foreign	Total
At beginning of the year	¥217,026	¥90,424	¥307,450
Current service cost	4,866	4,295	9,161
Interest cost	1,424	1,713	3,137
Re-measurement gains and losses of defined benefit plans
From changes in demographic assumptions	3,294	(1,179)	2,115
From changes in financial assumptions	(3)	782	779
Experience adjustments	466	297	763
Past service cost	11	5	16
Settlement	(2,515)	2,346	(169)
Benefits paid	(13,134)	(3,093)	(16,227)
Effect of business combinations and disposals	(12,749)	81	(12,668)
Foreign currency translation differences	—	3,503	3,503
At end of the year	¥198,686	¥99,174	¥297,860

	JPY (millions) For the Year Ended March 31, 2019
	Japan	Foreign	Total
At beginning of year	¥198,686	¥99,174	¥297,860
Current service cost	4,774	5,041	9,815
Interest cost	1,390	2,356	3,746
Re-measurement gains and losses of defined benefit plans
From changes in demographic assumptions	1,499	(44)	1,455
From changes in financial assumptions	2,577	13,101	15,678
Experience adjustments	301	(1,301)	(1,000)
Past service cost	71	—	71
Settlement	(262)	—	(262)
Benefits paid	(11,784)	(5,156)	(16,940)
Effect of business combinations and disposals	1,041	116,060	117,101
Foreign currency translation differences	—	(1,256)	(1,256)
At end of the year	¥198,293	¥227,975	¥426,268

The remaining weighted average duration of the defined benefit obligations was 14.4 years and 15.2 years as of March 31, 2018 and 2019, respectively.
Significant actuarial assumptions used to determine the present value are as follows:

	Discount Rate	Future Salary Increases
2018
Japan	0.7%	0.2%
Foreign	1.7%	2.7%
2019
Japan	0.6%	0.2%
Foreign	1.7%	2.2%

A 0.5% change in these actuarial assumptions would affect the present value of defined benefit obligations at the end of the reporting period, while holding all other assumptions constant, by the amounts shown below:

	JPY (millions)
	Discount Rate		Future Salary Increases
	Change in assumption	Impact	Change in assumption	Impact
2018
Japan	+0.50%	¥(12,250)	+0.50%	¥517
	-0.50%	13,778	-0.50%	(477)
Foreign	+0.50%	(7,371)	+0.50%	479
	-0.50%	8,247	-0.50%	(665)
2019
Japan	+0.50%	(12,608)	+0.50%	499
	-0.50%	14,193	-0.50%	(470)
Foreign	+0.50%	(19,158)	+0.50%	2,745
	-0.50%	17,699	-0.50%	(3,995)

Plan assets
The defined benefit plans are independent of Takeda and funded only by contributions from Takeda. Takeda's investment policies are designed to secure the necessary returns in the long-term within acceptable risk levels to ensure payments of pension benefits to eligible participants, including future participants. The acceptable risk level in the return rate on the plan assets is derived from a detailed study considering the mid- to long-term trends and the changes in income such as contributions and payments. Based on policies and studies, after consideration of issues such as the expected rate of return and risks, Takeda formulates a basic asset mix which aims at an optimal portfolio on a long-term basis with the selection of appropriate investment assets.
A summary of changes in fair value of plan assets for the periods presented is as follows:

	JPY (millions) For the Year Ended March 31,
	2018	2019
Balance at beginning of the year	¥265,031	¥251,628
Interest income on plan assets	1,959	2,225
Re-measurement of defined benefit plans Return on plan assets	4,813	468
Contributions by the employer	4,753	5,706
Settlement	(3,564)	—
Benefits paid	(11,507)	(12,923)
Effect of business combinations and disposals	(11,225)	55,133
Foreign currency translation differences	1,368	1,579
Balance at end of the year	¥251,628	¥303,816

Takeda expects to contribute 7,770 million JPY to the defined benefit plans for the year ending March 31, 2020.
The breakdown of fair value by asset class is as follows:

	JPY (millions) As of March 31
	2018		2019
	With Quoted Prices in Active Markets	No Quoted Prices in Active Markets	With Quoted Prices in Active Markets	No Quoted Prices in Active Markets
Equities:
Japan	¥15,494	¥2,804	¥15,025	¥3,444
Foreign	6,396	58,286	20,680	74,309
Bonds:
Japan	1,568	19,157	1,040	16,523
Foreign	2,278	38,716	12,011	34,250
Life insurance company general accounts	—	68,551	—	88,178
Cash and cash equivalent	8,452	—	9,663	—
Investments in trusts	—	—	—	18,683
Others	514	29,412	404	9,606
Total plan assets	¥34,702	¥216,926	¥58,823	¥244,993

Equities and bonds with no quoted prices in active markets includes pooled funds that are primarily invested in listed securities on active markets. Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on a contractual basis.
Defined Contribution Plans
The Company and some of the Company’s subsidiaries offer defined contribution benefit plans.
Benefits of defined contribution plans are linked to contributions paid, the performance of each participant’s chosen investments, and the form in which participants choose to redeem their benefits. Contributions made into these plans are generally paid into an independently administered fund.
Contributions payable by Takeda for these plans are charged to operating expenses. Takeda has no exposure to investment risks and other experience risks with regard to defined contribution plans.
The amount of defined contribution costs was 20,897 million JPY, 19,525 million JPY, and 21,068 million JPY for the years ended March 31, 2017, 2018 and 2019, respectively. These amounts include contributions to publicly provided plans.
Other Employee Benefit Expenses
Major employee benefit expenses other than retirement benefits for each fiscal year are as follows:

	JPY (millions) For the Year Ended March 31
	2017	2018	2019
Salary	¥226,985	¥215,256	¥272,930
Bonuses	68,935	70,708	89,439
Other	75,949	81,616	93,711

The above table does not include severance expenses.